GABELLI CAPITAL SERIES FUNDS, INC.
                           Gabelli Capital Asset Fund

                      Supplement dated October 31, 1995 to
                          Prospectus dated May 1, 1995

     The table of "Financial Highlights" below supplements information contained in the Prospectus, dated May 1, 1995, and sets forth certain financial information regarding the operations of Gabelli Capital Asset Fund for the period from May 1, 1995 (commencement of operations) to June 30, 1995.

FINANCIAL HIGHLIGHTS

Per share amounts for a Fund share outstanding throughout the period.

                                                      Period Ended
                                                        6/30/95*
                                                       (Unaudited)
                                                       -----------

Operating performance:
Net asset value, beginning of period                      $ 10.00
                                                          -------

Net investment income (a)                                    0.02

Net realized and unrealized gain on investments              0.18
                                                          -------
Total from investment operations                             0.20

Net asset value, end of period                            $ 10.20
                                                          =======

Total return**                                               2.0%
                                                          =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $6,925
Ratio of net investment income to average
  net assets                                                3.00%+
Ratio of operating expenses to average
  net assets (b)                                            1.14%+
Portfolio turnover rate                                     0.0%

--------------------------------------------------------------------------------
  *  The Fund commenced operations on May 1, 1995.
 ** Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for the period less than one year is not annualized.
  +  Annualized.
(a) Net investment loss before expenses assumed by Manager for the period ended June 30, 1995 was $(0.02). (b) Operating expense ratio before expenses assumed by Manager for the period ended June 30, 1995 was 4.89%.
(b) Operating expense ratio before expenses assumed by Manager for the period ended June 30, 1995 was 4.89%.

                       See notes to financial statements.

                       GABELLI CAPITAL SERIES FUNDS, INC.
                           Gabelli Capital Asset Fund
                      Supplement dated October 31, 1995 to
              Statement of Additional Information dated May 1, 1995

The following unaudited financial statements supplement the Statement of Additional Information, dated May 1, 1995.

Gabelli Capital Asset Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

  COMMON STOCKS -- 46.2%

         SHARES                                                   VALUE
         ------                                                   -----
Aerospace -- 0.9%
         1,000  Boeing Co.                                      $ 62,625
                                                                --------
Automotive: Parts and Accessories -- 0.6%
         2,000  GenCorp Inc.                                      21,500
         1,000  Wynn's International, Inc.                        23,250
                                                                --------
                                                                  44,750
                                                                --------
Aviation: Parts and Services -- 1.7%
           800  Curtiss-Wright Corporation                        35,700
         6,000  Hi-Shear Industries Inc.                          44,250
         1,000  Precision Castparts Corporation                   35,125
                                                                --------
                                                                 115,075
                                                                --------
Broadcasting -- 6.1%
         7,000  Ackerley Communications Inc.                      85,750
         1,500  BHC Communications, Inc., Class A+               120,563
         1,000  Chris-Craft Industries, Inc.                      35,000
         2,000  Multi-Market Radio Inc., Class A+                 20,000
           500  Outlet Communications, Inc., Class A+             18,750
         2,000  United Television, Inc.                          142,000
                                                                --------
                                                                 422,063
                                                                --------
Business Services -- 8.2%
         2,000  LEGENT Corporation+                               87,500
         7,500  Lotus Development Corporation+                   478,125
                                                                --------
                                                                 565,625
                                                                --------
Cable -- 2.3%
         3,500  Media General, Inc., Class A                     106,750
         1,000  Multimedia, Inc., New+                            38,750
           500  Tele-Communications, Inc., Class A+               11,719
                                                                --------
                                                                 157,219
                                                                --------

                                       See notes to financial statements.

         SHARES                                                   VALUE
         ------                                                   -----
Consumer Products -- 6.5%
         5,000  American Brands, Inc.                           $198,750
         2,000  Culbro Corporation+                               66,000
         2,500  General Electric Company                         140,937
         1,000  National Presto Industries Inc.                   45,375
                                                                --------
                                                                 451,062
                                                                --------
Diversified Industrial -- 1.3%
         1,000  Minnesota Mining and
                       Manufacturing Company                      57,250
         2,000  Thomas Industries Inc.                            32,750
                                                                --------
                                                                  90,000
                                                                --------
Electric Equipment -- 1.6%
         2,500  Honeywell Inc.                                   107,813
                                                                --------

Entertainment -- 2.5%
         3,000  Time Warner Inc.                                 123,375
         1,000  Viacom Inc., Class A+                             46,500
                                                                --------
                                                                 169,875
                                                                --------
Food and Beverage -- 3.2%
         6,400  Bruno's, Inc.                                     74,400
         2,000  Seagram Company Ltd.                              69,250
           500  Tootsie Roll Industries, Inc.                     34,625
         1,000  Wrigley, (Wm.) Jr. Company                        46,375
                                                                --------
                                                                 224,650
                                                                --------
Health Care -- 1.1%
         1,500  Genentech Inc.+                                   72,937
                                                                --------

Hotels/Casinos -- 2.0%
         2,000  Hilton Hotels Corporation                        140,500
                                                                --------

Industrial Equipment and Supplies -- 2.2%
         3,000  AMETEK, Inc.                                      54,000
         2,000  Crane Co.                                         72,500
         1,000  Sequa Corporation, Class A+                       29,250
                                                                --------
                                                                 155,750
                                                                --------
Oil and Gas Equipment/Services -- 0.3%
         2,600  RPC Inc.+                                         23,563
                                                                --------

Publishing -- 2.9%
         4,500  Pulitzer Publishing                              191,812
         1,000  Western Publishing Group, Inc.+                   11,250
                                                                --------
                                                                 203,062
                                                                --------

                                       See notes to financial statements.

         SHARES                                                   VALUE
         ------                                                   -----
Wireless Communications -- 2.8%
         1,500  Cellular Communications, Inc.,
                   Class A+                                   $   68,250
         1,000  LIN Broadcasting Corporation                     126,500
                                                              ----------
                                                                 194,750
                                                              ----------
         TOTAL COMMON STOCKS
          (Cost $3,145,658)                                    3,201,319
                                                              ----------

========================================================================

PREFERRED STOCK -- 0.5%

Industrial Equipment and Supplies -- 0.5%
         500  Sequa Corporation, $5.00 Conv. Pfd.                 33,500
                                                              ----------

         TOTAL PREFERRED STOCK
          (Cost $32,400)                                          33,500
                                                              ----------
========================================================================

U.S. TREASURY BILLS -- 46.9%

PRINCIPAL AMOUNT                                                   VALUE
----------------                                                   -----

$3,260,000         5.000% to 5.420%++
                      due 07/06/1995-08/24/1995                3,245,058
                                                              ----------

         TOTAL U.S. TREASURY BILLS
          (Cost $3,245,058)                                    3,245,058
                                                              ----------
========================================================================

TOTAL INVESTMENTS -- 93.6%
 (Cost $6,423,116) (a)                                         6,479,877
                                                              ----------
========================================================================

OTHER ASSETS AND
 LIABILITIES (Net)-- 6.4%                                        445,152
                                                              ----------
-========================================================================

NET ASSETS-- 100.0%                                           $6,925,029
                                                              ----------
========================================================================
(a) Aggregate cost for Federal tax purposes was $6,423,116. Net unrealized appreciation for Federal tax purposes was $56,761 (gross unrealized appreciation was $83,060 and gross unrealized depreciation was $26,299).
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.

                                       See notes to financial statements.

Gabelli Capital Asset Fund

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)

ASSETS
    Investments, at value
         (Cost $6,423,116)                                    $6,479,877
    Cash                                                         391,270
    Receivable for Fund shares sold                              456,355
    Unamortized organization cost                                 96,667
    Receivable from Manager                                       14,377
    Dividends receivable                                           1,637
                                                              ----------
         TOTAL ASSETS                                          7,440,183
                                                              ----------
LIABILITIES
    Payable for investments purchased                            400,452
    Organization costs payable                                   100,000
    Management fee payable                                         3,102
    Accrued Directors' fees                                        2,600
    Accrued expenses and other payables                            9,000
                                                              ----------

         TOTAL LIABILITIES                                       515,154
                                                              ----------
   Net assets applicable to 678,644 shares of
     common stock outstanding                                 $6,925,029
                                                              ==========
========================================================================

NET ASSETS consist of:
    Shares of common stock at par value                            $ 679
    Additional paid-in capital                                 6,856,338
    Accumulated net realized loss on investments                    (285)
    Undistributed net investment income                           11,536
    Net unrealized appreciation of investments                    56,761
                                                              ----------
         TOTAL NET ASSETS                                     $6,925,029
                                                              ==========
========================================================================

   Net Asset Value, offering and redemption
   price per share ($6,925,029 4 678,644
   shares outstanding; 500,000,000 shares
   authorized of $0.001 par value)                               $ 10.20
                                                              ==========
========================================================================

                                       See notes to financial statements.

STATEMENT OF OPERATIONS
For the Period Ended June 30, 1995 (Unaudited)*

Investment Income:
    Interest income                                             $ 14,298
    Dividend income                                                1,638
                                                                --------
         Total Investment Income                                  15,936
                                                                --------
Expenses:
    Management fee                                                 3,844
    Amortization of organization costs                             3,333
    Legal and audit fees                                           3,200
    Directors' fees                                                2,600
    Registration and filing fees                                   2,500
    Transfer agent fees                                            1,800
    Custodian fees                                                 1,500
    Expenses assumed by manager                                  (14,377)
                                                                --------
         Total Expenses                                            4,400
                                                                --------

Net Investment Income                                             11,536
                                                                --------

Net Realized and Unrealized Gain/(Loss) on Investments:
         Net realized loss on investments sold                      (285)
         Net unrealized appreciation of investments
           during the period                                      56,761
                                                                --------
         Net realized and unrealized gain
           on investments                                         56,476
                                                                --------
         Net increase in net assets resulting from
           operations                                           $ 68,012
                                                                ========
========================================================================

* The Fund commenced operations on May 1, 1995.

                                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                          Period Ended 6/30/95*
                                                              (Unaudited)
                                                          ---------------------
         Net investment income                               $    11,536
         Net realized loss on investments                           (285)
         Net unrealized appreciation of investment                56,761
                                                             -----------

         Net increase in net assets resulting
           from operations                                        68,012
         Net increase in net assets from Fund
           share transactions                                  6,757,017
                                                             -----------
         Net increase in Net Assets                            6,825,029

NET ASSETS:

         Beginning of period                                     100,000
                                                             -----------
         End of period
           (including undistributed net
            investment income of $11,536)                    $ 6,925,029
                                                             ===========
========================================================================

* The Fund commenced operations on May 1, 1995.

                           Gabelli Capital Asset Fund

                          NOTES TO FINANCIAL STATEMENTS
                            June 30, 1995 (Unaudited)

1.  Significant Accounting Policies

    Gabelli Capital Asset Fund (the "Fund"), a series of The Gabelli Capital Series Funds, Inc., (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. The Fund commenced operations on May 1, 1995. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.
     Portfolio securities which are traded only on a nationally recognized securities exchange or in the over-the-counter market, which are National Market System Securities, are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between closing bid and asked prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, as determined by Gabelli Funds, Inc. (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the direction of the Board of Directors of the Company. Short-term investments that mature in more than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in that security. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Securities Transactions and Investment Income.
     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined using specific identification as the cost method. Interest income (including amortization of premium and discount) is recorded as earned.

Dividends and Distributions to Shareholders.
     Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Provision for Income Taxes.
     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Deferred Organization Expenses.
     A total of $100,000 was incurred in connection with the organization of the Fund. These costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

2.   Agreements with Affiliated Parties

     Pursuant to a management agreement (the "Management  Agreement"),  Guardian

Investor Services Corporation (the "Manager") serves as the Fund's Manager. The Management Agreement provides that the Fund will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 1.00 percent of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to the Sub-Administrator. The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75 percent of the value of the Fund's average daily net assets. The Manager has agreed to assume certain expenses of the Fund if such expenses exceed a certain annual expense limitation. For the period ended June 30, 1995, such expenses totaled $14,377.

3.   Portfolio Securities
     Cost of purchases of investment securities, excluding short-term investments, aggregated $3,178,058 for the period ended June 30, 1995. For the same period ended June 30, 1995, there were no sales of long-term investment securities.

4.   Transactions with Affiliates
     During the period ended June 30, 1995, the Fund paid brokerage commissions of $275 to Gabelli & Company, Inc. and its affiliates.

5.   Shares of Common Stock
     Common stock transactions were as follows:

                                        Period Ended 6/30/95*

                                   Shares                   Amount

Sold                              672,163                $ 6,792,327
Redeemed                           (3,519)                   (35,310)
                                  -------                -----------
Net increase                      668,644                $ 6,757,017
                                  =======                ===========
================================================================================

* The Fund commenced operations on May 1, 1995.